Share-based Payment - Summary of Share-based Payment Arrangements (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,883,559	1,090,536
Number Of Outstanding Share options	8,046,757	7,302,929	10,667,826
Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	19,694,790
Exercised /canceled /transferred	(11,648,033)
Number Of Outstanding Share options	8,046,757
Cosan S.A. [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	857,207
Exercised /canceled /transferred	(192,130)
Number Of Outstanding Share options	665,077
Cosan S.A. [member] | Stock grant programs [member] | April 27, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 27, 2017
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	274,000
Exercised /canceled /transferred	(84,000)
Number Of Outstanding Share options	190,000
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2017
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	298,107
Exercised /canceled /transferred	(90,262)
Number Of Outstanding Share options	207,845
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2018
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	210,602
Exercised /canceled /transferred	(17,868)
Number Of Outstanding Share options	192,734
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	57,255
Exercised /canceled /transferred
Number Of Outstanding Share options	57,255
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2020
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	17,243
Exercised /canceled /transferred
Number Of Outstanding Share options	17,243
Cosan S.A. [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,396,110
Exercised /canceled /transferred	(2,160,376)
Number Of Outstanding Share options	235,734
Cosan S.A. [member] | Stock Grant Modification [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2011
Company	Cosan S.A.
Number of share options granted	1,501,626
Exercised /canceled /transferred	(1,276,283)
Number Of Outstanding Share options	225,343
Cosan S.A. [member] | Stock Grant Modification [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	December 12, 2012
Company	Cosan S.A.
Number of share options granted	24,647
Exercised /canceled /transferred	(24,647)
Number Of Outstanding Share options
Cosan S.A. [member] | Stock Grant Modification [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 24, 2013
Company	Cosan S.A.
Number of share options granted	122,123
Exercised /canceled /transferred	(122,123)
Number Of Outstanding Share options
Cosan S.A. [member] | Stock Grant Modification [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 25, 2014
Company	Cosan S.A.
Number of share options granted	283,808
Exercised /canceled /transferred	(283,808)
Number Of Outstanding Share options
Cosan S.A. [member] | Stock Grant Modification [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 31, 2015
Company	Cosan S.A.
Number of share options granted	463,906
Exercised /canceled /transferred	(453,515)
Number Of Outstanding Share options	10,391
Comgas [member] | Stock grant programs [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Comgás
Expected life (years)	5 years
Number of share options granted	83,683
Exercised /canceled /transferred	(3,997)
Number Of Outstanding Share options	79,686
Comgas [member] | Stock grant programs [member] | April 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 20, 2017
Company	Comgás
Expected life (years)	5 years
Number of share options granted	61,300
Exercised /canceled /transferred	(14,405)
Number Of Outstanding Share options	46,895
Comgas [member] | Stock grant programs [member] | August 12, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 12, 2017
Company	Comgás
Expected life (years)	5 years
Number of share options granted	97,780
Exercised /canceled /transferred	(13,616)
Number Of Outstanding Share options	84,164
Comgas [member] | Stock grant programs [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Comgás
Expected life (years)	5 years
Number of share options granted	96,787
Exercised /canceled /transferred	(5,338)
Number Of Outstanding Share options	91,449
Compass Gas E Energia S A [Member] | Stock grant programs [member] | February 01, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	February 01, 2020
Company	Compass Gás e Energia
Expected life (years)	5 years
Number of share options granted	1,858,969
Exercised /canceled /transferred
Number Of Outstanding Share options	1,858,969
Comgas and Compass Gas e Energia [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,198,519
Exercised /canceled /transferred	(37,356)
Number Of Outstanding Share options	2,161,163
Rumo S.A. [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	6,601,638
Exercised /canceled /transferred	(2,068,877)
Number Of Outstanding Share options	4,745,161
Rumo S.A. [member] | Stock grant programs [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Rumo
Expected life (years)	5 years
Number of share options granted	1,149,544
Exercised /canceled /transferred	(173,453)
Number Of Outstanding Share options	976,091
Rumo S.A. [member] | Stock grant programs [member] | October 1, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	October 1, 2015
Company	Rumo
Expected life (years)	5 years
Number of share options granted	1,485,900
Exercised /canceled /transferred	(1,485,900)
Number Of Outstanding Share options
Rumo S.A. [member] | Stock grant programs [member] | January 2, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	January 2, 2017
Company	Rumo
Expected life (years)	5 years
Number of share options granted	1,476,000
Exercised /canceled /transferred	(23,600)
Number Of Outstanding Share options	1,452,400
Rumo S.A. [member] | Stock grant programs [member] | September 1, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 1, 2017
Company	Rumo
Expected life (years)	5 years
Number of share options granted	870,900
Exercised /canceled /transferred	(144,450)
Number Of Outstanding Share options	726,450
Rumo S.A. [member] | Stock grant programs [member] | August 15, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 15, 2019
Company	Rumo
Expected life (years)	5 years
Number of share options granted	843,152
Exercised /canceled /transferred	(29,074)
Number Of Outstanding Share options	814,078
Rumo S.A. [member] | Stock grant programs [member] | August 15, 2019, Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 15, 2019
Company	Rumo
Expected life (years)	5 years
Number of share options granted	776,142
Exercised /canceled /transferred
Number Of Outstanding Share options	776,142
Cosan Limited [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	7,146,694
Exercised /canceled /transferred	(7,146,694)
Number Of Outstanding Share options
Cosan Limited [member] | Stock grant programs [member] | August 18, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2017
Company	Cosan Limited
Expected life (years)	5 years
Number of share options granted	7,146,694
Exercised /canceled /transferred	(7,146,694)
Number Of Outstanding Share options
Cosan Limited [member] | Cash Settled Transactions [Member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Cosan Limited
Expected life (years)	5 years
Number of share options granted	255,000
Exercised /canceled /transferred	(255,000)
Number Of Outstanding Share options
Moove [member] | Cash Settled Transactions [Member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Moove
Expected life (years)	5 years
Number of share options granted	132,670
Exercised /canceled /transferred
Number Of Outstanding Share options	132,670
Moove [member] | Cash Settled Transactions [Member] | July 31, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2020
Company	Moove
Expected life (years)	5 years
Number of share options granted	106,952
Exercised /canceled /transferred
Number Of Outstanding Share options	106,952
Cosan Limited and Moove [member] | Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	239,622
Exercised /canceled /transferred
Number Of Outstanding Share options	239,622
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	12 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years